TRADE PAYABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Schedule of Trade Payables and Other

	At December 31, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	711	—	685
Fixed assets payables	—	43	—	30
Employees' entitlements	—	171	—	160
Taxes payable other than income tax	—	14	—	16
Contract liabilities and other liabilities to customers	6	54	9	68
Other payables	15	6	18	9
Total Other	21	288	27	283
Total Trade payables and other	21	999	27	968

Schedule of Contract Liabilities

	At December 31, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	2	—	—	—
Advance payment from customers	2	5	7	9
Unrecognized variable consideration (A)	2	46	2	57
Other	—	3	—	2
Total contract liabilities and other liabilities to customers	6	54	9	68

(A)	Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.